Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
New Harvest Investment Holdings Limited [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Nature	[1]	Lease expense of the office premise
Transactions Amount	[1]		$ 64,078	$ 76,636
Top Pride International Limited [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Nature	[2]	Lease expense of the warehouse
Transactions Amount	[2]			42,150
Mr. Sit Hon [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Former controlling shareholder of Top Win Hong Kong from October 25, 2018 to October 29, 2024, and former director of Top Win Hong Kong from April 19, 2018 to October 29, 2024
Nature	[3]	Transfer of life insurance policies
Transactions Amount	[3]		817,470
Mr. Ngai Kwan [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Director of the Company since August 7, 2024
Nature	[4]	Amount due from a related party
Balances Amount	[4]		10,000
Sora Venture Global Limited (formerly known as Pride River Limited) [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Controlling shareholder of the Company, and it is ultimately controlled by Mr. Jason Kin Ho Fang since November 2025
Nature	[5]	Amount due from a related party
Balances Amount	[5]	$ 2,110
SORA Ventures [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025
ASP LLC [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Solely managed by Sora Ventures, which is ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025
Nature	[6]	Investment in equity securities
Transactions Amount	[6]	$ 3,988,437
ASP LLC [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Nature	[6]	Unrealized losses on investment in equity securities
Transactions Amount	[6]	$ 510,537
ASP LLC [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Nature	[7]	Investment in equity securities, non-current
Balances Amount	[7]	$ 3,477,900

[1]	The amount for the years ended December 31, 2024 and 2023, represented the lease expense charged by New Harvest for the lease of office premise at 33/F, Sunshine Plaza, 353 Lockhart Road, Wan Chai, Hong Kong. The amount for the year ended December 31, 2024 represented the lease expense from January 1, 2024 to October 29, 2024, the date that New Harvest ceased to be a related party of the Group.
[2]	The amount for the years ended December 31, 2023 represented the lease expense charged by Top Pride for the lease of warehouse at Unit1208 on 12/F, Riley House, No. 88 Lei Muk Road, Kwai Chung, New Territories, Hong Kong. The Group chose not to renew the lease contract in 2024.
[3]	On May 31, 2024, the Group resolved to dispose of the investments in of Sun Life Insurance policy and BOC Life Insurance policy to Mr. Sit Hon at a consideration of $817,470. No gain or loss was recognized upon the disposal.
[4]	The outstanding balance as of December 31, 2024, represented advances made to Mr. Ngai Kwan by the Group to facilitate his personal needs. The balance was interest-free, unsecured, and repayable on demand, and has been fully settled as of the date of this report.
[5]	The outstanding balance as of December 31, 2025, represented the general and administrative expenses paid by the Group on behalf of Sora Venture Global Limited (formerly known as Pride River Limited). The balance was interest-free, unsecured, and repayable on demand.
[6]	On August 27, 2025, the Company had made a portfolio investment amount of approximately $3,988,437 to ASP LLC, which represents around 9.93% of total portfolio in ASP LLC. ASP LLC is a Delaware limited liability company solely managed by SORA Ventures. For the year ended December 31, 2025, unrealized losses on investment in equity securities were $510,537 and were reported as “unrealized gains on investment in equity securities, net” in the consolidated statements of operations and comprehensive income (loss).
[7]	The outstanding balance as of December 31, 2025, represented the Group’s capital contribution of $3,988,437 to ASP LLC, adjusted for a subsequent fair value loss of $510,537 recognized during the year. ASP LLC is solely managed by SORA Ventures.